BORROWINGS - Maturities of principal on notes and bank loans (Details) ₽ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Mar. 01, 2018 USD ($)	Mar. 01, 2018 RUB (₽)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
Scheduled Debt Principal Repayments
Total borrowings					₽ 303,570	₽ 284,320
Repayment of outstanding notes					12,042	₽ 20,364	₽ 24,018
Notes
Scheduled Debt Principal Repayments
Notional amount					109,000
Less: unamortized debt issuance costs					(224)
Total borrowings					108,776
Bank loans and other debt
Scheduled Debt Principal Repayments
Notional amount					183,787
Less: unamortized debt issuance costs					(850)
Total borrowings					182,937
2018 | Notes
Scheduled Debt Principal Repayments
Notional amount					30,054
2018 | Bank loans and other debt
Scheduled Debt Principal Repayments
Notional amount					34,005
2019 | Bank loans and other debt
Scheduled Debt Principal Repayments
Notional amount					74,229
2020 | Notes
Scheduled Debt Principal Repayments
Notional amount					17,677
2020 | Bank loans and other debt
Scheduled Debt Principal Repayments
Notional amount					51,240
2021 | Notes
Scheduled Debt Principal Repayments
Notional amount					10,012
2021 | Bank loans and other debt
Scheduled Debt Principal Repayments
Notional amount					19,920
2022 | Notes
Scheduled Debt Principal Repayments
Notional amount					25,000
2022 | Bank loans and other debt
Scheduled Debt Principal Repayments
Notional amount					1,753
Thereafter | Notes
Scheduled Debt Principal Repayments
Notional amount					26,257
Thereafter | Bank loans and other debt
Scheduled Debt Principal Repayments
Notional amount					₽ 2,640
Early repayment of Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG | Bank loans and other debt
Scheduled Debt Principal Repayments
Repayment of outstanding notes	$ 224.7	₽ 12,668	$ 224.7	₽ 12,668